November 3, 1997
SUPPLEMENT TO
PROSPECTUS DATED
March 31, 1997
D. L. Babson Bond Trust

Effective November 3, 1997, the Fund
and its Manager and Distributor, Jones
& Babson, Inc., changed their mailing
address to:

BMA Tower
700 Karnes Blvd.
Kansas City, MO   64108-3306

The telephone number for the Fund in the Kansas City area has been changed to:

751-5900